FINANCIAL RISK MANAGEMENT (Details) - (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL RISK MANAGEMENT (Details) - (Details Narrative) [Line Items]
Vertical fall in cost of total fuel consumption	$ 121,800,000
Vertical rise in cost of total fuel consumption		$ 114,200,000
Derivative net of premiums	6,200,000
Liquidity risk [member]
FINANCIAL RISK MANAGEMENT (Details) - (Details Narrative) [Line Items]
Financial instruments designated as hedging instruments, at fair value		15,800,000
Liquid funds balance	1,459,000,000	1,404,000,000
Undrawn committed credit line	600,000,000	600,000,000
Derivative margin guarantees for cash and stand-by letters of credit	23,700,000	$ 5.0
Foreign Exchange Rate Risk [Member]
FINANCIAL RISK MANAGEMENT (Details) - (Details Narrative) [Line Items]
Financial instruments designated as hedging instruments, at fair value	$ 40,000
Percentage of fixed to fluctuations in interest rate	10.00%
Interest rate risk [member]
FINANCIAL RISK MANAGEMENT (Details) - (Details Narrative) [Line Items]
Percentage of fixed to fluctuations in interest rate	62.00%	60.00%
Fair Value Of Fuel Price Derivatives [Member] | Fuel-Price Risk [Member]
FINANCIAL RISK MANAGEMENT (Details) - (Details Narrative) [Line Items]
Gains (losses) on hedging instrument, fair value hedges	$ 1,900,000
Foreign Forward Instrument [Member] | Currency risk [member]
FINANCIAL RISK MANAGEMENT (Details) - (Details Narrative) [Line Items]
Gains (losses) on hedging instrument, fair value hedges		$ 18,300,000
Interest Rate Derivative Contracts [Member] | Interest rate risk [member]
FINANCIAL RISK MANAGEMENT (Details) - (Details Narrative) [Line Items]
Financial instruments designated as hedging instruments, at fair value	2,600,000	2.2
Fuel options [Member] | Fuel-Price Risk [Member]
FINANCIAL RISK MANAGEMENT (Details) - (Details Narrative) [Line Items]
Gains (losses) on hedging instrument, fair value hedges	23,100,000	29,700,000
Financial instruments designated as hedging instruments, at fair value	48,500,000
Foreign Forward Instrument [Member]
FINANCIAL RISK MANAGEMENT (Details) - (Details Narrative) [Line Items]
Derivatives to BRL	15,000,000
Currency swap contract [member]
FINANCIAL RISK MANAGEMENT (Details) - (Details Narrative) [Line Items]
Financial instruments designated as hedging instruments, at fair value	$ 22,700,000	$ 15,100,000
Percentage of fixed to fluctuations in interest rate	10.00%